SIDLEY AUSTIN LLP
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April 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock International Fund, a series of BlackRock Series, Inc., and

BlackRock Emerging Markets Fund, Inc.

(File Nos. 333-56203, 811-08797 and 33-28248, 811-05723)

Ladies and Gentlemen:

On behalf of BlackRock International Fund, a series of BlackRock Series, Inc., and BlackRock Emerging Markets Fund, Inc. (the “Funds”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses and Prospectuses of the Funds, each dated February 28, 2018, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 15, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.